MAINSTAY VP FUNDS TRUST

MainStay VP PIMCO Real Return Portfolio

(a “Portfolio”)

Supplement dated January 15, 2019 (“Supplement”) to:

MainStay VP Funds Trust Statement of Additional Information (“SAI”),

dated May 1, 2018, as amended, November 30, 2018, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in SAI.

The following changes to the SAI are effective immediately.

1.	The table beginning on page 107 is amended to include information for Stephen A. Rodosky as of December 31, 2018 as follows:

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	PORTFOLIOS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Stephen A. Rodosky*	MainStay VP PIMCO Real Return Portfolio	26 RICs $34,450,050,000	0	3 Accounts $442,960,000	0	0	0

*The information presented for Stephen A. Rodosky is as of December 31, 2018.

2.	The table beginning on page 120 is amended to include the following:

PORTFOLIO MANAGER	PORTFOLIO	$ RANGE OF OWNERSHIP
Stephen A. Rodosky*	MainStay VP PIMCO Real Return Portfolio	None

*The information presented for Stephen A. Rodosky is as of December 31, 2018.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.